Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$100,135,650.02	0.6135763	$85,518,591.33	0.5240110	$14,617,058.69
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$172,165,650.02	0.1156848	$157,548,591.33	0.1058631	$14,617,058.69

Weighted Avg. Coupon (WAC)	4.17%		4.18%
Weighted Avg. Remaining Maturity (WARM)	22.48		21.66
Pool Receivables Balance	$204,441,409.63		$189,665,235.79
Remaining Number of Receivables	29,071		28,160

Adjusted Pool Balance	$202,819,394.38		$188,202,335.69

III. COLLECTIONS

Principal:
Principal Collections	$14,604,247.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$252,247.64
Total Principal Collections	$14,856,494.70

Interest:
Interest Collections	$714,682.03
Late Fees & Other Charges	$47,566.48
Interest on Repurchase Principal	$-
Total Interest Collections	$762,248.51

Collection Account Interest	$3,403.82
Reserve Account Interest	$960.25
Servicer Advances	$-

Total Collections	$15,623,107.28

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,623,107.28
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,623,107.28

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$170,367.84	$-	$170,367.84	$170,367.84
Collection Account Interest					$3,403.82
Late Fees & Other Charges					$47,566.48
Total due to Servicer					$221,338.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$62,584.78		$62,584.78

Total Class A interest:		$62,584.78		$62,584.78	$62,584.78

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$15,263,348.11

7. Regular Principal Distribution Amount:					$14,617,058.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,617,058.69
Class A Notes Total:		$14,617,058.69		$14,617,058.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$14,617,058.69		$14,617,058.69

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					646,289.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,622,015.25
Beginning Period Amount	$1,622,015.25
Current Period Amortization	$159,115.15
Ending Period Required Amount	$1,462,900.10
Ending Period Amount	$1,462,900.10
Next Distribution Date Amount	$1,313,793.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	15.11%	16.29%	16.29%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.94%	27,581	97.12%	$184,198,880.40
30 - 60 Days	1.64%	462	2.28%	$4,331,910.07
61 - 90 Days	0.37%	104	0.53%	$998,389.03
91-120 Days	0.05%	13	0.07%	$136,056.29
121 + Days	0.00%	0	0.00%	$-
Total		28,160		$189,665,235.79

Delinquent Receivables 30+ Days Past Due
Current Period	2.06%	579	2.88%	$5,466,355.39
1st Preceding Collection Period	1.95%	566	2.72%	$5,555,169.66
2nd Preceding Collection Period	1.70%	508	2.38%	$5,219,610.74
3rd Preceding Collection Period	1.69%	517	2.34%	$5,493,083.07
Four-Month Average	1.85%		2.58%

Repossession in Current Period		20		$182,025.26
Repossession Inventory		35		$92,222.67

Current Charge-Offs
Gross Principal of Charge-Offs				$171,926.78
Recoveries				$(252,247.64)
Net Loss				$(80,320.86)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.47%

Average Pool Balance for Current Period				$197,053,322.71

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.49%
1st Preceding Collection Period				-0.01%
2nd Preceding Collection Period				-0.18%
3rd Preceding Collection Period				-0.91%
Four-Month Average				-0.40%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	17	2,382	$34,470,065.78
Recoveries	26	2,195	$(22,215,574.02)
Net Loss			$12,254,491.76
Cumulative Net Loss as a % of Initial Pool Balance			0.79%

Net Loss for Receivables that have experienced a Net Loss *	9	1,957	$12,401,526.33
Average Net Loss for Receivables that have experienced a Net Loss			$6,337.01

Principal Balance of Extensions			$1,045,142.93
Number of Extensions			108

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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